Phoenix Investment Partners

SEMIANNUAL REPORT

OCTOBER 31, 2000

ENGEMANN

-SENECA-

[LOGO]

Phoenix-Engemann
Small Cap Fund

Phoenix-Seneca
Growth Fund

Phoenix-Seneca
Strategic Theme Fund

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix Strategic Equity Series for the six months ended October 31, 2000.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
OCTOBER 31, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Engemann Small Cap Fund...........................................     3
Phoenix-Seneca Growth Fund................................................     9
Phoenix-Seneca Strategic Theme Fund.......................................    15
Notes to Financial Statements.............................................    22

PHOENIX-ENGEMANN SMALL CAP FUND

                        INVESTMENTS AT OCTOBER 31, 2000
                                  (UNAUDITED)

                                                  SHARES      VALUE
                                                 --------  ------------
COMMON STOCKS--88.3%

AIR FREIGHT--0.8%
Expeditors International of Washington,
Inc........................................        50,000  $  2,593,750

BIOTECHNOLOGY--6.0%
Aviron(b)..................................        65,000     4,249,375
COR Therapeutics, Inc.(b)..................       102,000     5,763,000
Coulter Pharmaceutical, Inc.(b)............        30,000     1,149,375
Idec Pharmaceuticals Corp.(b)..............        36,200     7,099,725
Pharmacyclics, Inc.(b).....................        30,000     1,614,375
                                                           ------------
                                                             19,875,850
                                                           ------------
CHEMICALS (SPECIALTY)--0.1%
Eden Bioscience Corp.(b)...................         4,650       176,119

COMMUNICATIONS EQUIPMENT--2.0%
Avici Systems, Inc.(b).....................        29,960     1,299,515
Elastic Networks, Inc.(b)..................        69,960       432,877
Endwave Corporation........................        11,200       161,000
McData Corp. Class B(b)....................        35,250     2,938,418
Metawave Communications Corp.(b)...........        65,500       867,875
Vina Technologies, Inc.(b).................       105,750       938,531
                                                           ------------
                                                              6,638,216
                                                           ------------
COMPUTERS (HARDWARE)--1.3%
Cosine Communications, Inc.(b).............        43,725     1,445,658
JNI Corp.(b)...............................        33,120     2,949,750
                                                           ------------
                                                              4,395,408
                                                           ------------

COMPUTERS (PERIPHERALS)--2.9%
NYFIX, Inc.(b).............................       244,000     9,638,000
COMPUTERS (SOFTWARE & SERVICES)--18.6%
Agile Software Corp.(b)....................        64,400     4,854,150
Aspsecure.com Corp.(b).....................       180,000       585,000
BEA Systems, Inc.(b).......................       225,000    16,143,750
C-bridge Internet Solutions, Inc.(b).......        59,000       870,250
Commerce One, Inc.(b)......................        90,000     5,776,875
Extensity, Inc.(b).........................       100,500     1,281,375
Informax, Inc.(b)..........................         4,420       122,931
Interwoven, Inc.(b)........................        60,000     6,045,000
Keynote Systems, Inc.(b)...................       103,000     2,472,000
LivePerson, Inc.(b)........................       208,000       481,000
Opnet Technologies, Inc.(b)................        29,375     1,026,289

                                                  SHARES      VALUE
                                                 --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Peregrine Systems, Inc.(b).................       220,000  $  5,280,000
Precise Software Solutions Ltd.(b).........        71,000     1,624,125
Predictive Systems, Inc.(b)................        90,000     1,248,750
PurchasePro.com, Inc.(b)...................       101,000     2,727,000
Retek, Inc.(b).............................        20,000       788,750
Silverstream Software, Inc.(b).............        31,000       697,500
Software Technologies Corp.(b).............       150,000     2,550,000
StorageNetworks, Inc.(b)...................        24,000     1,522,500
Synquest, Inc.(b)..........................       117,500     1,946,094
Ulticom, Inc.(b)...........................        62,825     2,999,894
Vastera, Inc.(b)...........................        46,460       824,665
                                                           ------------
                                                             61,867,898
                                                           ------------

CONSUMER FINANCE--3.1%
Metris Cos., Inc...........................       320,000    10,360,000

ELECTRIC COMPANIES--1.1%
Tnpc, Inc..................................       224,010     3,724,166

ELECTRICAL EQUIPMENT--0.6%
Active Power, Inc.(b)......................         5,875       223,984
PECO II, Inc...............................        46,745     1,840,584
                                                           ------------
                                                              2,064,568
                                                           ------------

ELECTRONICS (INSTRUMENTATION)--3.9%
Aurora Biosciences Corp.(b)................        19,000     1,157,812
Bruker Daltonics, Inc.(b)..................        52,875     1,810,969
Caliper Technologies(b)....................        38,000     2,142,250
Ciphergen Biosystems, Inc.(b)..............        37,430     1,160,330
Illumina, Inc.(b)..........................        39,950     1,298,375
Ixia, Inc.(b)..............................         4,480       105,000
Rudolph Technologies, Inc.(b)..............       140,000     5,460,000
                                                           ------------
                                                             13,134,736
                                                           ------------

ELECTRONICS (SEMICONDUCTORS)--11.8%
Applied Micro Circuits Corp.(b)............       220,000    16,802,500
Elantec Semiconductor, Inc.(b).............        22,240     2,474,200
Micrel, Inc.(b)............................       180,000     8,145,000
NETsilicon, Inc.(b)........................       150,000     2,128,125
Oplink Communications, Inc.(b).............        26,810       653,494
Quicklogic Corp.(b)........................       187,000     1,659,625
Silicon Storage Technology, Inc.(b)........       100,000     2,275,000
Stanford Microdevices, Inc.(b).............        18,750       469,922

                       See Notes to Financial Statements                       3

Phoenix-Engemann Small Cap Fund

                                                  SHARES      VALUE
                                                 --------  ------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
TriQuint Semiconductor, Inc.(b)............       120,000  $  4,597,500
                                                           ------------
                                                             39,205,366
                                                           ------------

ENGINEERING & CONSTRUCTION--0.8%
SBA Communications Corp.(b)................        48,000     2,406,000
Viasource Communications, Inc.(b)..........        46,765       216,288
                                                           ------------
                                                              2,622,288
                                                           ------------
EQUIPMENT (SEMICONDUCTORS)--1.1%
Cymer, Inc.(b).............................       146,000     3,650,000
FINANCIAL (DIVERSIFIED)--2.3%
Federal Agricultural Mortgage Corp. Class
C(b).......................................       211,000     4,615,625
Pinnacle Holdings, Inc.(b).................       200,000     3,150,000
                                                           ------------
                                                              7,765,625
                                                           ------------
FOODS--0.4%
Charles River Laboratories International,
Inc.(b)....................................        48,000     1,260,000

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.2%
Inhale Therapeutic Systems, Inc.(b)........        80,000     3,980,000
Ista Pharmaceuticals, Inc.(b)..............        57,200       629,200
Large Scale Biology Corp.(b)...............         9,400       174,487
Medicines Co. (The)(b).....................        47,000     1,415,875
Pain Therapeutics, Inc.(b).................        48,000     1,029,000
Tanox, Inc.(b).............................         5,875       218,844
                                                           ------------
                                                              7,447,406
                                                           ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.6%
Affymetrix, Inc.(b)........................        35,000     1,938,125
Curon Medical, Inc.(b).....................        66,540       756,892
MiniMed, Inc.(b)...........................        60,000     4,376,250
Staar Surgical Co.(b)......................        77,840     1,089,760
Vascular Solutions, Inc.(b)................        28,800       586,800
                                                           ------------
                                                              8,747,827
                                                           ------------

HEALTH CARE (SPECIALIZED SERVICES)--1.6%
Arena Pharmaceuticals, Inc.(b).............        47,000     1,642,063
Deltagen, Inc.(b)..........................        35,250       559,594
Omnicare, Inc..............................       145,000     2,537,500
Variagenics, Inc.(b).......................        25,200       415,800
                                                           ------------
                                                              5,154,957
                                                           ------------
INVESTMENT MANAGEMENT--5.9%
Gabelli Asset Management, Inc. Class
A(b).......................................       241,500     8,694,000
Stilwell Financial, Inc....................       240,000    10,755,000
                                                           ------------
                                                             19,449,000
                                                           ------------

                                                  SHARES      VALUE
                                                 --------  ------------

LEISURE TIME (PRODUCTS)--0.9%
Meade Instruments Corp.(b).................       170,000  $  3,113,125

OIL & GAS (DRILLING & EQUIPMENT)--0.3%
Grey Wolf, Inc.(b).........................       200,000       925,000

OIL & GAS (EXPLORATION & PRODUCTION)--2.0%
Barrett Resources Corp.(b).................        55,000     2,000,625
Forest Oil Corp.(b)........................        62,000       856,375
Houston Exploration Co.(b).................        65,000     1,462,500
Louis Dreyfus Natural Gas Co...............        77,000     2,468,813
                                                           ------------
                                                              6,788,313
                                                           ------------

RESTAURANTS--2.8%
California Pizza Kitchen, Inc.(b)..........        23,500       822,500
Cheesecake Factory, Inc. (The)(b)..........       195,000     8,640,938
                                                           ------------
                                                              9,463,438
                                                           ------------

RETAIL (BUILDING SUPPLIES)--0.5%
Fastenal Co................................        28,000     1,608,250

RETAIL (DISCOUNTERS)--0.0%
99 Cents Only Stores(b)....................             2            45

RETAIL (FOOD CHAINS)--1.9%
Smart & Final, Inc.(b).....................       303,832     2,088,845
Whole Foods Market, Inc.(b)................        95,000     4,393,750
                                                           ------------
                                                              6,482,595
                                                           ------------

RETAIL (SPECIALTY)--2.3%
Cost Plus, Inc.(b).........................       270,000     7,560,000

RETAIL (SPECIALTY-APPAREL)--1.2%
Children's Place Retail Stores, Inc.
(The)(b)...................................       148,000     3,838,750

SERVICES (ADVERTISING/MARKETING)--0.2%
Women.com Networks, Inc.(b)................       455,930       669,647

SERVICES (COMMERCIAL & CONSUMER)--5.0%
Corporate Executive Board Co. (The)(b).....       175,000     8,071,875
Edison Schools, Inc.(b)....................        58,750     1,611,953
Energy Exploration Technology(b)...........       127,000     1,714,500
MIPS Technologies, Inc. Class A(b).........        90,000     3,611,250
Universal Access, Inc.(b)..................        66,300       969,638
Universal Compression Holdings.............        22,372       645,992
                                                           ------------
                                                             16,625,208
                                                           ------------

SERVICES (COMPUTER SYSTEMS)--1.1%
Sapient Corp.(b)...........................       100,000     3,556,250

SERVICES (FACILITIES & ENVIRONMENTAL)--0.4%
Tetra Tech, Inc.(b)........................        34,000     1,181,500

4                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                                                  SHARES      VALUE
                                                 --------  ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
Winstar Communications, Inc.(b)............        96,000  $  1,872,000
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $179,050,752)                              293,455,301
-----------------------------------------------------------------------
FOREIGN COMMON STOCKS--8.4%
COMMUNICATIONS EQUIPMENT--1.8%
Research in Motion Ltd. (Canada)(b)........        60,000     6,000,000
COMPUTERS (SOFTWARE & SERVICES)--0.3%
IONA Technologies PLC ADR (Ireland)(b).....        16,000     1,052,000

ELECTRICAL EQUIPMENT--1.7%
Flextronics International Ltd.
(Singapore)(b).............................       140,000     5,320,000
Hydrogenics Corp. (Canada)(b)..............        44,860       541,124
                                                           ------------
                                                              5,861,124
                                                           ------------

ELECTRONICS (INSTRUMENTATION)--0.4%
Exfo Electro-Optical Engineering, Inc.
(Canada)(b)................................        35,100     1,338,187

ELECTRONICS (SEMICONDUCTORS)--0.8%
C-Mac Industries, Inc. (Canada)(b).........        47,000     2,608,500

INSURANCE (LIFE/HEALTH)--1.4%
London Pacific Group Ltd. ADR (United
Kingdom)...................................       322,800     4,559,550
OIL & GAS (DRILLING & EQUIPMENT)--0.2%
Precision Drilling Corp. (Canada)(b).......        25,000       715,625

OIL & GAS (EXPLORATION & PRODUCTION)--1.8%
Encal Energy Ltd. (Canada)(b)..............       968,800     5,867,709
-----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,184,528)                                28,002,695
-----------------------------------------------------------------------
PREFERRED STOCKS--0.5%

COMMUNICATIONS EQUIPMENT--0.3%
Metro Optix, Inc. Series B Pfd.(b)(c)......        84,848       839,995

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.2%
Micro Photonix Series C Pfd.(b)(c).........       114,009       720,001
-----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,559,995)                                  1,559,996
-----------------------------------------------------------------------

                                      STANDARD    PAR
                                      & POOR'S   VALUE
                                       RATING    (000)      VALUE
                                      ---------  ------  ------------
CONVERTIBLE BONDS--0.3%

COMMUNICATIONS EQUIPMENT--0.3%
Cyras Systems, Inc. 144A 4.5%,
8/15/05(d)..........................     NR      $  587  $    645,700

Kestrel Solutions, Inc. 144A 5.50%,
7/15/05(d)..........................     NR         480       475,200
---------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $1,067,000)                                1,120,900
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.5%
(IDENTIFIED COST $196,862,275)                            324,138,892
---------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--2.1%

COMMERCIAL PAPER--2.1%
Household Finance Corp. 6.62%,
11/1/00.............................     A-1      6,895     6,895,000
---------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,895,000)                                6,895,000
---------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $203,757,275)                             331,033,892(a)
Cash and receivables, less liabilities--0.4%                 1,233,034
                                                          ------------
NET ASSETS--100.0%                                        $332,266,926
                                                          ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $148,599,680 and gross depreciation of $22,293,673 for federal income tax purposes. At October 31, 2000, the aggregate cost of securities for federal income tax purposes was $204,727,885.
(b)  Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000, these securities amounted to a value of $1,120,900 or 0.3% of net assets.

                       See Notes to Financial Statements                       5

Phoenix-Engemann Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $203,757,275)                              $  331,033,892
Cash                                                                   2,123
Receivables
  Investment securities sold                                       5,657,946
  Fund shares sold                                                 3,244,280
  Interest                                                            12,421
Prepaid expenses                                                       1,801
                                                              --------------
    Total assets                                                 339,952,463
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  6,934,642
  Fund shares repurchased                                            184,000
  Investment advisory fee                                            215,517
  Distribution fee                                                   162,128
  Transfer agent fee                                                 124,815
  Financial agent fee                                                 24,278
  Trustees' fee                                                       10,259
Accrued expenses                                                      29,898
                                                              --------------
    Total liabilities                                              7,685,537
                                                              --------------
NET ASSETS                                                    $  332,266,926
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  144,706,246
Undistributed net investment loss                                 (2,458,738)
Accumulated net realized gain                                     62,742,801
Net unrealized appreciation                                      127,276,617
                                                              --------------
NET ASSETS                                                    $  332,266,926
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $193,577,992)                                        6,402,987
Net asset value per share                                             $30.23
Offering price per share $30.23/(1-5.75%)                             $32.07
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $138,688,934)                                        4,783,462
Net asset value and offering price per share                          $28.99

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      296,681
Dividends                                                             49,381
                                                              --------------
    Total investment income                                          346,062
                                                              --------------
EXPENSES
Investment advisory fee                                            1,288,236
Distribution fee, Class A                                            247,107
Distribution fee, Class B                                            729,219
Financial agent                                                      133,977
Transfer agent                                                       302,269
Printing                                                              45,707
Registration                                                          21,081
Custodian                                                             15,392
Professional                                                          10,231
Trustees                                                               8,216
Miscellaneous                                                          7,140
                                                              --------------
    Total expenses                                                 2,808,575
    Custodian fees paid indirectly                                    (3,775)
                                                              --------------
    Net expenses                                                   2,804,800
                                                              --------------
NET INVESTMENT LOSS                                               (2,458,738)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (6,174,293)
Net change in unrealized appreciation (depreciation) on
  investments                                                     17,083,784
                                                              --------------
NET GAIN ON INVESTMENTS                                           10,909,491
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    8,450,753
                                                              ==============

6                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/00     Year Ended
                                          (Unaudited)     4/30/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ (2,458,738) $ (4,279,400)
  Net realized gain (loss)                  (6,174,293)   98,506,030
  Net change in unrealized appreciation
    (depreciation)                          17,083,784    75,397,017
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                8,450,753   169,623,647
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,523,808 and 25,110,060 shares,
    respectively)                           48,450,852   524,113,700
  Cost of shares repurchased (1,445,036
    and 26,495,134 shares, respectively)   (45,106,149) (561,376,449)
                                          ------------  ------------
Total                                        3,344,703   (37,262,749)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (248,608
    and 1,120,897 shares, respectively)      7,341,861    25,694,560
  Cost of shares repurchased (415,387
    and 2,025,437 shares, respectively)    (12,198,453)  (43,389,442)
                                          ------------  ------------
Total                                       (4,856,592)  (17,694,882)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (1,511,889)  (54,957,631)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS      6,938,864   114,666,016
NET ASSETS
  Beginning of period                      325,328,062   210,662,046
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(2,458,738) AND $0, RESPECTIVELY]    $332,266,926  $325,328,062
                                          ============  ============

                       See Notes to Financial Statements                       7

Phoenix-Engemann Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS                                                             FROM
                                                ENDED                      YEAR ENDED APRIL 30                    INCEPTION
                                              10/31/00       -----------------------------------------------     10/16/95 TO
                                             (UNAUDITED)         2000         1999         1998         1997       4/30/96
Net asset value, beginning of period          $  29.34       $  15.74     $  17.37     $  14.13     $  16.74       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                   (0.17)         (0.31)       (0.14)(5)    (0.08)(5)    (0.05)(5)     (0.04)(1)(5)
  Net realized and unrealized gain
    (loss)                                        1.06          13.91        (0.88)        6.80        (2.53)         6.79
                                              --------       --------     --------     --------     --------       -------
      TOTAL FROM INVESTMENT OPERATIONS            0.89          13.60        (1.02)        6.72        (2.58)         6.75
                                              --------       --------     --------     --------     --------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                 --             --        (0.61)       (3.48)       (0.02)           --
  In excess of net investment income                --             --           --           --           --         (0.01)
  In excess of net realized gains                   --             --           --           --        (0.01)           --
                                              --------       --------     --------     --------     --------       -------
      TOTAL DISTRIBUTIONS                           --             --        (0.61)       (3.48)       (0.03)        (0.01)
                                              --------       --------     --------     --------     --------       -------
Change in net asset value                         0.89          13.60        (1.63)        3.24        (2.61)         6.74
                                              --------       --------     --------     --------     --------       -------
NET ASSET VALUE, END OF PERIOD                $  30.23       $  29.34     $  15.74     $  17.37     $  14.13       $ 16.74
                                              ========       ========     ========     ========     ========       =======
Total return(2)                                   3.03 %(4)    86.40%       (5.66)%      52.33 %     (15.43)%        67.48 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $193,578       $185,533     $121,313     $203,560     $155,089       $98,372

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              1.32 %(3)(6)    1.38 %(6)    1.46 %(6)    1.31 %     1.37 %         1.50 %(3)
  Net investment income (loss)                   (1.12)%(3)    (1.22)%      (0.95)%      (0.48)%      (0.28)%        (0.53)%(3)
Portfolio turnover                                  37 %(4)      113 %        276%         498%         325%           103 %(4)

                                                                                 CLASS B
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS                                                             FROM
                                                ENDED                      YEAR ENDED APRIL 30                    INCEPTION
                                              10/31/00       -----------------------------------------------     10/16/95 TO
                                             (UNAUDITED)         2000         1999         1998         1997       4/30/96
Net asset value, beginning of period          $  28.24       $  15.26     $  16.99     $  13.98     $  16.68       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                   (0.28)         (0.47)       (0.25)(5)    (0.21)(5)    (0.17)(5)     (0.09)(1)(5)
  Net realized and unrealized gain
    (loss)                                        1.03          13.45        (0.87)        6.70        (2.50)         6.77
                                              --------       --------     --------     --------     --------       -------
      TOTAL FROM INVESTMENT OPERATIONS            0.75          12.98        (1.12)        6.49        (2.67)         6.68
                                              --------       --------     --------     --------     --------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                 --             --        (0.61)       (3.48)       (0.02)           --
  In excess of net realized gains                   --             --           --           --        (0.01)           --
                                              --------       --------     --------     --------     --------       -------
      TOTAL DISTRIBUTIONS                           --             --        (0.61)       (3.48)       (0.03)           --
                                              --------       --------     --------     --------     --------       -------
Change in net asset value                         0.75          12.98        (1.73)        3.01        (2.70)         6.68
                                              --------       --------     --------     --------     --------       -------
NET ASSET VALUE, END OF PERIOD                $  28.99       $  28.24     $  15.26     $  16.99     $  13.98       $ 16.68
                                              ========       ========     ========     ========     ========       =======
Total return(2)                                   2.66 %(4)    85.06%       (6.39)%      51.16 %     (16.03)%        66.80 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $138,689       $139,795      $89,349     $147,785      $97,647       $45,168

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              2.07 %(3)(6)    2.13 %(6)    2.21 %(6)    2.06 %     2.12 %         2.26 %(3)
  Net investment income (loss)                   (1.87)%(3)    (1.97)%      (1.70)%      (1.22)%      (1.03)%        (1.44)%(3)
Portfolio turnover                                  37 %(4)      113 %        276 %        498 %        325 %          103 %(4)

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

8                      See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND

                        INVESTMENTS AT OCTOBER 31, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--92.3%

AEROSPACE/DEFENSE--3.2%
Boeing Co. (The)........................       167,790  $ 11,378,259

BANKS (MAJOR REGIONAL)--3.4%
Mellon Financial Corp...................       250,700    12,096,275
BEVERAGES (NON-ALCOHOLIC)--2.9%
Coca-Cola Co. (The).....................       173,210    10,457,554

BROADCASTING (TELEVISION, RADIO & CABLE)--4.9%
Clear Channel Communications, Inc.(b)...        83,851     5,036,301
General Motors Corp. Class H(b).........       386,370    12,518,388
                                                        ------------
                                                          17,554,689
                                                        ------------
COMMUNICATIONS EQUIPMENT--4.5%
Corning, Inc............................        70,840     5,419,260
JDS Uniphase Corp.(b)...................         8,410       684,889
Scientific-Atlanta, Inc.................       143,030     9,788,616
                                                        ------------
                                                          15,892,765
                                                        ------------

COMPUTERS (HARDWARE)--4.6%
Extreme Networks, Inc.(b)...............         5,000       414,688
Palm, Inc.(b)...........................       166,870     8,937,974
Sun Microsystems, Inc.(b)...............        64,010     7,097,109
                                                        ------------
                                                          16,449,771
                                                        ------------
COMPUTERS (NETWORKING)--3.3%
Cisco Systems, Inc.(b)..................       217,182    11,700,680

COMPUTERS (PERIPHERALS)--2.5%
Centennial Technologies, Inc.(b)........           597        10,597
EMC Corp.(b)............................        97,950     8,723,672
                                                        ------------
                                                           8,734,269
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--4.3%
Microsoft Corp.(b)......................       147,520    10,160,440
Oracle Corp.(b).........................       152,710     5,039,430
                                                        ------------
                                                          15,199,870
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

CONSUMER FINANCE--3.5%
MBNA Corp...............................       327,790  $ 12,312,612

ELECTRIC COMPANIES--3.9%
Duke Energy Corp........................        87,140     7,532,164
Southern Energy, Inc.(b)................       230,050     6,268,862
                                                        ------------
                                                          13,801,026
                                                        ------------

ELECTRICAL EQUIPMENT--4.2%
General Electric Co.....................       269,640    14,779,642

ELECTRONICS (SEMICONDUCTORS)--3.2%
Intel Corp..............................       229,760    10,339,200
PMC-Sierra, Inc. (b)....................         6,900     1,169,550
                                                        ------------
                                                          11,508,750
                                                        ------------

FINANCIAL (DIVERSIFIED)--5.9%
American Express Co.....................       183,140    10,988,400
Citigroup, Inc..........................       192,213    10,115,209
                                                        ------------
                                                          21,103,609
                                                        ------------

HEALTH CARE (DIVERSIFIED)--3.2%
Johnson & Johnson.......................       123,660    11,392,177

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.7%
Merck & Co., Inc........................       131,220    11,801,599
Pfizer, Inc.............................       281,840    12,171,965
                                                        ------------
                                                          23,973,564
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--3.4%
HCA-The Healthcare Co...................       298,190    11,908,963

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.7%
Procter & Gamble Co. (The)..............       133,830     9,560,481

INSURANCE (MULTI-LINE)--3.0%
American International Group, Inc.......       108,490    10,632,020

NATURAL GAS--3.3%
El Paso Energy Corp.....................       188,690    11,828,504

OIL & GAS (DRILLING & EQUIPMENT)--5.3%
Diamond Offshore Drilling, Inc..........       287,770     9,946,051

                       See Notes to Financial Statements                       9

Phoenix-Seneca Growth Fund

                                               SHARES      VALUE
                                              --------  ------------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
Halliburton Co..........................       240,600  $  8,917,237
                                                        ------------
                                                          18,863,288
                                                        ------------

RETAIL (DRUG STORES)--2.7%
CVS Corp................................       182,760     9,674,858

RETAIL (GENERAL MERCHANDISE)--2.1%
Wal-Mart Stores, Inc....................       161,830     7,343,036

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.1%
Nextel Communications, Inc. Class
A(b)....................................       197,540     7,592,944

TELEPHONE--3.5%
SBC Communications, Inc.................       216,090    12,465,692
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $284,275,939)                           328,205,298
--------------------------------------------------------------------
FOREIGN COMMON STOCKS--4.0%

COMMUNICATIONS EQUIPMENT--4%
Nortel Networks Corp. (Canada)..........       115,670     5,262,985
TyCom Ltd. (Bermuda)(b).................       264,100     8,847,350
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,017,043)                             14,110,335
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.3%
(IDENTIFIED COST $297,292,982)                           342,315,633
--------------------------------------------------------------------

                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)      VALUE
                                      ---------  -------  -----------
SHORT-TERM OBLIGATIONS--3.9%

COMMERCIAL PAPER--3.9%
Greenwich Funding Corp. 6.54%,
11/1/00.............................    A-1+     $ 4,005  $ 4,005,000
Enterprise Funding Corp. 6.52%,
11/2/00.............................    A-1+         565      564,898
Sara Lee Corp. 6.55%, 11/2/00.......    A-1+       2,000    1,999,636
Wal-Mart Stores, Inc. 6.55%,
11/3/00.............................    A-1+       1,285    1,284,532
Ford Motor Credit Co. 6.48%,
11/7/00.............................     A-1       3,000    2,996,760
Gannett Co., Inc. 6.50%, 11/10/00...     A-1       3,000    2,995,125
---------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,845,951)                              13,845,951
---------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $311,138,933)                            356,161,584(a)
Cash and receivables, less liabilities--(0.2%)               (611,953)
                                                          -----------
NET ASSETS--100.0%                                        $355,549,631
                                                          ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $56,677,787 and gross depreciation of $11,772,157 for federal income tax purposes. At October 31, 2000, the aggregate cost of securities for federal income tax purposes was $311,255,954.
(b)  Non-income producing.

10                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $311,138,933)                              $  356,161,584
Cash                                                                   3,242
Receivables
  Investment securities sold                                       4,867,404
  Fund shares sold                                                   520,595
  Dividends and interest                                             228,809
Prepaid expenses                                                       2,275
                                                              --------------
    Total assets                                                 361,783,909
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  5,656,558
  Fund shares repurchased                                            138,891
  Investment advisory fee                                            207,036
  Distribution fee                                                    85,078
  Transfer agent fee                                                  59,167
  Financial agent fee                                                 24,721
  Trustees' fee                                                       10,259
Accrued expenses                                                      52,568
                                                              --------------
    Total liabilities                                              6,234,278
                                                              --------------
NET ASSETS                                                    $  355,549,631
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  279,880,175
Undistributed net investment loss                                   (515,509)
Accumulated net realized loss                                     31,162,314
Net unrealized appreciation                                       45,022,651
                                                              --------------
NET ASSETS                                                    $  355,549,631
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization
  (Net Assets $38,101,082)                                         1,770,787
Net asset value and offering price per share                          $21.52
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization
  (Net Assets $285,904,523)                                       13,611,705
Net asset value per share                                             $21.00
Offering price per share $21.00/(1-5.75%)                             $22.28
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization
  (Net Assets $17,807,540)                                           871,789
Net asset value and offering price per share                          $20.43
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization
  (Net Assets $13,736,486)                                           673,969
Net asset value and offering price per share                          $20.38

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,193,674
Dividends                                                            419,397
Foreign taxes withheld                                                (1,135)
                                                              --------------
    Total investment income                                        1,611,936
                                                              --------------
EXPENSES
Investment advisory fee                                            1,210,944
Distribution fee, Class A                                            347,150
Distribution fee, Class B                                             79,450
Distribution fee, Class C                                             59,755
Financial agent fee                                                  139,170
Transfer agent                                                       177,236
Registration                                                          59,683
Professional                                                          19,018
Printing                                                              17,703
Custodian                                                             11,894
Trustees                                                               1,534
Miscellaneous                                                          3,908
                                                              --------------
    Total expenses                                                 2,127,445
                                                              --------------
NET INVESTMENT LOSS                                                 (515,509)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   31,307,080
Net change in unrealized appreciation (depreciation) on
  investments                                                    (21,679,139)
                                                              --------------
NET GAIN ON INVESTMENTS                                            9,627,941
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    9,112,432
                                                              ==============

                       See Notes to Financial Statements                      11

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended      Seven Months
                                            10/31/00       Ended
                                          (Unaudited)     4/30/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (515,509) $   (192,093)
  Net realized gain (loss)                  31,307,080     7,460,846
  Net change in unrealized appreciation
    (depreciation)                         (21,679,139)   10,116,643
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                9,112,432    17,385,396
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class X               (1,822,653)   (4,159,508)
  Net realized gains, Class A               (2,175,818)   (3,991,659)
  Net realized gains, Class B                 (495,045)     (733,817)
  Net realized gains, Class C                 (480,308)     (651,429)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (4,973,824)   (9,536,413)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (47,269
    and 82,728 shares, respectively)         1,061,882     1,885,353
  Net asset value of shares issued from
    reinvestment of distributions
    (87,293 and 189,191 shares,
    respectively)                            1,814,815     4,124,386
  Cost of shares repurchased (149,153
    and 262,967 shares, respectively)       (3,601,269)   (5,710,606)
                                          ------------  ------------
Total                                         (724,572)      299,133
                                          ------------  ------------
CLASS A
  Proceeds from sales of shares (620,939
    and 835,146 shares, respectively)       13,399,736    18,496,399
  Net asset value of shares issued in
    conjunction with Plan of
    Reorganization
    (11,246,703 and 0 shares,
    respectively) (See Note 5)             227,975,588            --
  Net asset value of shares issued from
    reinvestment of distributions
    (102,387 and 183,997 shares,
    respectively)                            2,080,499     3,928,347
  Cost of shares repurchased (543,377
    and 463,295 shares, respectively)      (10,698,730)   (9,878,135)
                                          ------------  ------------
Total                                      232,757,093    12,546,611
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (251,286
    and 268,528 shares, respectively)        5,263,033     5,843,443
  Net asset value of shares issued in
    conjunction with Plan of
    Reorganization
    (161,028 and 0 shares, respectively)
    (See Note 5)                             3,185,571            --
  Net asset value of shares issued from
    reinvestment of distributions
    (20,372 and 29,013 shares,
    respectively)                              404,180       607,535
  Cost of shares repurchased (43,685 and
    36,556 shares, respectively)            (1,042,335)     (786,499)
                                          ------------  ------------
Total                                        7,810,449     5,664,479
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (202,911
    and 365,168 shares, respectively)        4,230,771     7,875,964
  Net asset value of shares issued from
    reinvestment of distributions
    (20,607 and 27,094 shares,
    respectively)                              407,807       566,265
  Cost of shares repurchased (15,619 and
    20,738 shares, respectively)              (341,331)     (453,959)
                                          ------------  ------------
Total                                        4,297,247     7,988,270
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     244,140,217    26,498,493
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    248,278,825    34,347,476
NET ASSETS
  Beginning of period                      107,270,806    72,923,330
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(515,509) AND $0, RESPECTIVELY]      $355,549,631  $107,270,806
                                          ============  ============

12                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS X
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS       SEVEN                                            FROM
                                                     ENDED        MONTHS         YEAR ENDED SEPTEMBER 30,         INCEPTION
                                                   10/31/00        ENDED      -------------------------------     3/8/96 TO
                                                  (UNAUDITED)     4/30/00      1999        1998        1997        9/30/96
Net asset value, beginning of period                $ 22.31       $ 19.92     $ 16.46     $ 16.43     $ 13.74      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           --(1)      (0.01)(1)   (0.04)(1)    0.00(1)     0.03         0.03
  Net realized and unrealized gain (loss)              0.22          4.94        5.11        1.28        3.50         3.71
                                                    -------       -------     -------     -------     -------      -------
      TOTAL FROM INVESTMENT OPERATIONS                 0.22          4.93        5.07        1.28        3.53         3.74
                                                    -------       -------     -------     -------     -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --            --          --       (0.02)      (0.07)          --
  Dividends from net realized gains                   (1.01)        (2.54)      (1.61)      (1.23)      (0.77)          --
                                                    -------       -------     -------     -------     -------      -------
      TOTAL DISTRIBUTIONS                             (1.01)        (2.54)      (1.61)      (1.25)      (0.84)          --
                                                    -------       -------     -------     -------     -------      -------
Change in net asset value                             (0.79)         2.39        3.46        0.03        2.69         3.74
                                                    -------       -------     -------     -------     -------      -------
NET ASSET VALUE, END OF PERIOD                      $ 21.52       $ 22.31     $ 19.92     $ 16.46     $ 16.43      $ 13.74
                                                    =======       =======     =======     =======     =======      =======
Total return(2)                                        1.06 %(4)   25.04 %(4)  32.19 %      8.48 %     27.27 %       37.40 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $38,101       $40,174     $35,695     $30,713     $34,093      $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   0.92 %(3)    1.06 %(3)   1.16 %      1.14%       1.52%(5)      0.81%(3)(5)
  Net investment income                               (0.00)%(3)   (0.05)%(3)  (0.20)%      0.02 %      0.31 %        0.76 %(3)
Portfolio turnover rate                                  66 %(4)      68 %(4)    169 %       166 %    145.69%        87.66 %(4)

                                                                                   CLASS A
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS       SEVEN                                            FROM
                                                     ENDED        MONTHS         YEAR ENDED SEPTEMBER 30,         INCEPTION
                                                   10/31/00        ENDED      -------------------------------     3/8/96 TO
                                                  (UNAUDITED)     4/30/00        1999        1998        1997      9/30/96
Net asset value, beginning of period               $  21.83       $ 19.57     $ 16.23     $ 16.28     $ 13.63      $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.03)(1)     (0.04)(1)   (0.09)(1)   (0.06)(1)   (0.08)         --
  Net realized and unrealized gain (loss)              0.21          4.84        5.04        1.24        3.50        3.63
                                                   --------       -------     -------     -------     -------      ------
      TOTAL FROM INVESTMENT OPERATIONS                 0.18          4.80        4.95        1.18        3.42        3.63
                                                   --------       -------     -------     -------     -------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --            --          --          --          --          --
  Dividends from net realized gains                   (1.01)        (2.54)      (1.61)      (1.23)      (0.77)         --
                                                   --------       -------     -------     -------     -------      ------
      TOTAL DISTRIBUTIONS                             (1.01)        (2.54)      (1.61)      (1.23)      (0.77)         --
                                                   --------       -------     -------     -------     -------      ------
Change in net asset value                             (0.83)         2.26        3.34       (0.05)       2.65        3.63
                                                   --------       -------     -------     -------     -------      ------
NET ASSET VALUE, END OF PERIOD                     $  21.00       $ 21.83     $ 19.57     $ 16.23     $ 16.28      $13.63
                                                   ========       =======     =======     =======     =======      ======
Total return(2)                                        0.94 %(4)   24.81 %(4)  31.89 %      7.93%      26.51 %      36.30 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $285,905       $46,727     $31,001     $17,364      $6,013        $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.17 %(3)    1.31 %(3)   1.44 %       1.55%      2.48 %(6)    1.46 %(3)(6)
  Net investment income                               (0.26)%(3)   (0.29)%(3)  (0.49)%     (0.36)%     (0.62)%       0.16 %(3)
Portfolio turnover rate                                  66 %(4)      68 %(4)    169 %       166 %    145.69 %      87.66%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in the total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      13

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS B
                                                  ------------------------------------------------------------
                                                  SIX MONTHS       SEVEN                               FROM
                                                     ENDED        MONTHS                             INCEPTION
                                                   10/31/00        ENDED                             7/1/98 TO
                                                  (UNAUDITED)     4/30/00     YEAR ENDED 9/30/99      9/30/98
Net asset value, beginning of period                $ 21.34       $ 19.28           $16.19            $18.71
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.10)(1)     (0.17)(1)        (0.31)(1)         (0.04)(1)
  Net realized and unrealized gain (loss)              0.20          4.77             5.01             (2.48)
                                                    -------       -------           ------            ------
      TOTAL FROM INVESTMENT OPERATIONS                 0.10          4.60             4.70             (2.52)
                                                    -------       -------           ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --            --               --                --
  Dividends from net realized gains                   (1.01)        (2.54)           (1.61)               --
                                                    -------       -------           ------            ------
      TOTAL DISTRIBUTIONS                             (1.01)        (2.54)           (1.61)               --
                                                    -------       -------           ------            ------
Change in net asset value                             (0.91)         2.06             3.09             (2.52)
                                                    -------       -------           ------            ------
NET ASSET VALUE, END OF PERIOD                      $ 20.43       $ 21.34           $19.28            $16.19
                                                    =======       =======           ======            ======
Total return(2)                                        0.57 %(4)   24.10 %(4)        30.31 %          (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $17,808       $10,431           $4,395              $519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.93 %(3)    2.42 %(3)         2.60 %            2.60 %(3)(5)
  Net investment income                               (1.00)%(3)   (1.39)%(3)        (1.66)%           (1.12)%(3)
Portfolio turnover rate                                  66 %(4)      68 %(4)          169 %             166 %(4)

                                                                             CLASS C
                                                  -------------------------------------------------------------
                                                  SIX MONTHS       SEVEN                                FROM
                                                     ENDED         MONTHS                             INCEPTION
                                                   10/31/00        ENDED                              7/1/98 TO
                                                  (UNAUDITED)     4/30/00      YEAR ENDED 9/30/99      9/30/98
Net asset value, beginning of period                $ 21.29        $19.25           $ 16.18            $18.71
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.10)(1)     (0.19)(1)         (0.32)(1)         (0.06)(1)
  Net realized and unrealized gain (loss)              0.20          4.77              5.00             (2.47)
                                                    -------        ------           -------            ------
      TOTAL FROM INVESTMENT OPERATIONS                 0.10          4.58              4.68             (2.53)
                                                    -------        ------           -------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --            --                --                --
  Dividends from net realized gains                   (1.01)        (2.54)            (1.61)               --
                                                    -------        ------           -------            ------
      TOTAL DISTRIBUTIONS                             (1.01)        (2.54)            (1.61)               --
                                                    -------        ------           -------            ------
Change in net asset value                             (0.91)         2.04              3.07             (2.53)
                                                    -------        ------           -------            ------
NET ASSET VALUE, END OF PERIOD                      $ 20.38        $21.29           $ 19.25            $16.18
                                                    =======        ======           =======            ======
Total return(2)                                        0.53 %(4)    24.09 %(4)        30.20 %          (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $13,736        $9,939            $1,833              $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.93 %(3)     2.51 %(3)         2.60 %            2.60 %(3)(6)
  Net investment income                               (0.99)%(3)    (1.48)%(3)        (1.66)%           (1.39)%(3)
Portfolio turnover rate                                  66 %(4)       68 %(4)          169 %             166 %(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in the total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1997 and 1996, respectively.

14                     See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                        INVESTMENTS AT OCTOBER 31, 2000
                                  (UNAUDITED)

                                                  SHARES      VALUE
                                                 --------  ------------
COMMON STOCKS--90.4%

AEROSPACE/DEFENSE--3.3%
Boeing Co. (The)...........................       356,000  $ 24,141,250
BROADCASTING (TELEVISION, RADIO & CABLE)--10.5%
Clear Channel Communications, Inc.(b)......       224,447    13,480,848
EchoStar Communications Corp.(b)...........       757,500    34,276,875
General Motors Corp. Class H(b)............       936,300    30,336,120
                                                           ------------
                                                             78,093,843
                                                           ------------

COMMUNICATIONS EQUIPMENT--9.0%
Corning, Inc...............................       461,670    35,317,755
Scientific-Atlanta, Inc....................       457,050    31,279,359
                                                           ------------
                                                             66,597,114
                                                           ------------

COMPUTERS (HARDWARE)--8.9%
Emulex Corp.(b)............................       116,300    17,081,563
Extreme Networks, Inc.(b)..................       354,070    29,365,681
Sun Microsystems, Inc.(b)..................       178,810    19,825,559
                                                           ------------
                                                             66,272,803
                                                           ------------
COMPUTERS (PERIPHERALS)--3.8%
EMC Corp.(b)...............................       320,000    28,500,000

COMPUTERS (SOFTWARE & SERVICES)--4.6%
Mercury Interactive Corp.(b)...............       305,450    33,904,950

CONSUMER FINANCE--3.6%
MBNA Corp..................................       708,630    26,617,914
ELECTRONICS (INSTRUMENTATION)--4.9%
PerkinElmer, Inc...........................       307,400    36,734,300
ELECTRONICS (SEMICONDUCTORS)--5.4%
Fairchild Semiconductor Corp. Class A(b)...       760,900    16,026,456
Intel Corp.................................       533,080    23,988,600
                                                           ------------
                                                             40,015,056
                                                           ------------

ENTERTAINMENT--3.4%
Viacom, Inc. Class B(b)....................       438,000    24,911,250

                                                  SHARES      VALUE
                                                 --------  ------------

FINANCIAL (DIVERSIFIED)--7.6%
American Express Co........................       424,000  $ 25,440,000
Citigroup, Inc.............................       581,466    30,599,648
                                                           ------------
                                                             56,039,648
                                                           ------------

INSURANCE (PROPERTY-CASUALTY)--3.7%
MGIC Investment Corp.......................       399,240    27,198,225

OIL & GAS (DRILLING & EQUIPMENT)--15.6%
Halliburton Co.............................       651,800    24,157,338
Nabors Industries, Inc.(b).................       775,750    39,485,675
Santa Fe International Corp................       760,560    27,760,440
Weatherford International, Inc.(b).........       671,190    24,498,435
                                                           ------------
                                                            115,901,888
                                                           ------------

SERVICES (COMMERCIAL & CONSUMER)--3.1%
Crown Castle International Corp.(b)........       767,920    23,277,575

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.0%
Nextel Communications, Inc. Class A(b).....       572,700    22,013,156
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $559,604,207)                              670,218,972
-----------------------------------------------------------------------

FOREIGN COMMON STOCKS--6.1%

COMMUNICATIONS EQUIPMENT--3.1%
Nortel Networks Corp. (Canada).............       507,649    23,098,030

TELEPHONE--3.0%
TyCom Ltd. (Bermuda)(b)....................       657,900    22,039,650
-----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $45,666,925)                                45,137,680
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.5%
(IDENTIFIED COST $605,271,132)                              715,356,652
-----------------------------------------------------------------------

                       See Notes to Financial Statements                      15

Phoenix-Seneca Strategic Theme Fund

                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)      VALUE
                                      ---------  -------  ------------
SHORT-TERM OBLIGATIONS--3.5%

COMMERCIAL PAPER--3.5%
Koch Industries, Inc. 6.62%,
11/01/00............................    A-1+     $ 4,270  $  4,270,000
Sara Lee Corp. 6.5%, 11/2/00........    A-1+       2,545     2,544,540
Gannett Co. 6.49%, 11/3/00..........     A-1       3,590     3,588,706

General Electric Capital Corp.
6.49%, 11/7/00......................    A-1+       5,000     4,994,592

Household Finance Corp. 6.55%,
11/10/00............................     A-1       6,765     6,753,922

National Rural Utilities Corp.
6.48%, 11/13/00.....................    A-1+       2,375     2,369,870

General Electric Capital Corp.
6.56%, 12/6/00......................    A-1+       1,500     1,491,050
----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $26,012,063)                               26,012,680
----------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $631,283,195)                             741,369,332(a)
Cash and receivables, less liabilities--0.0%                   309,430
                                                          ------------
NET ASSETS--100.0%                                        $741,678,762
                                                          ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $153,917,867 and gross depreciation of $44,024,274 for federal income tax purposes. At October 31, 2000, the aggregate cost of securities for federal income tax purposes was $631,475,739.
(b)  Non-income producing.

16                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $631,283,195)                              $  741,369,332
Cash                                                                   1,336
Receivables
  Fund shares sold                                                 1,985,323
  Dividends and interest                                              43,036
Prepaid expenses                                                       5,776
                                                              --------------
    Total assets                                                 743,404,803
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            611,648
  Investment advisory fee                                            476,865
  Distribution fee                                                   261,020
  Transfer agent fee                                                 192,226
  Financial agent fee                                                 32,954
  Trustees' fee                                                       10,259
Accrued expenses                                                     141,069
                                                              --------------
    Total liabilities                                              1,726,041
                                                              --------------
NET ASSETS                                                    $  741,678,762
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  513,144,536
Undistributed net investment loss                                 (4,195,557)
Accumulated net realized gain                                    122,643,646
Net unrealized appreciation                                      110,086,137
                                                              --------------
NET ASSETS                                                    $  741,678,762
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $582,350,384)                                       27,097,634
Net asset value per share                                             $21.49
Offering price per share $21.49/(1-5.75%)                             $22.80
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $151,972,021)                                        7,399,754
Net asset value per share and offering per share                      $20.54
CLASS C
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $7,356,357)                                            358,042
Net asset value per share and offering per share                      $20.55

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      479,426
Interest                                                             921,622
Foreign taxes withheld                                                (2,426)
                                                              --------------
    Total investment income                                        1,398,622
                                                              --------------
EXPENSES
Investment advisory fee                                            2,964,428
Distribution fee, Class A                                            779,866
Distribution fee, Class B                                            801,868
Distribution fee, Class C                                             31,237
Financial agent fee                                                  202,167
Transfer agent fee                                                   526,334
Registration                                                         131,007
Printing                                                              95,186
Custodian                                                             18,292
Professional                                                          17,620
Trustees                                                              12,139
Miscellaneous                                                         14,035
                                                              --------------
    Total expenses                                                 5,594,179
                                                              --------------
NET INVESTMENT LOSS                                               (4,195,557)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   61,555,817
Net change in unrealized appreciation (depreciation) on
  investments                                                    (97,364,311)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (35,808,494)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (40,004,051)
                                                              ==============

                       See Notes to Financial Statements                      17

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/00     Year Ended
                                          (Unaudited)     4/30/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ (4,195,557) $ (3,138,804)
  Net realized gain (loss)                  61,555,817    95,521,350
  Net change in unrealized appreciation
    (depreciation)                         (97,364,311)  (58,060,755)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (40,004,051)   34,321,791
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                       --   (26,637,803)
  Net realized gains, Class B                       --   (20,732,140)
  Net realized gains, Class C                       --      (373,094)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --   (47,743,037)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,620,181 and 4,564,985 shares,
    respectively)                           36,986,800    93,227,507
  Net asset value of shares issued from
    Phoenix-Seneca Mid Cap Fund merger
    (0 and 19,654,306 shares,
    respectively) (See Note 6)                      --   510,230,512
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,381,459 shares,
    respectively)                                   --    25,705,072
  Cost of shares repurchased (1,972,142
    and 4,070,380 shares, respectively)    (44,751,800)  (83,306,119)
                                          ------------  ------------
Total                                       (7,765,000)  545,856,972
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (620,387
    and 985,214 shares, respectively)       13,574,941    19,346,429
  Net asset value of shares issued from
    Phoenix-Seneca Mid Cap Fund merger
    (0 and 1,280,671 shares,
    respectively) (See Note 6)                      --    31,929,692
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,071,260 shares,
    respectively)                                   --    19,241,688
  Cost of shares repurchased (462,488
    and 868,154 shares, respectively)       (9,980,647)  (17,020,407)
                                          ------------  ------------
Total                                        3,594,294    53,497,402
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (152,619
    and 196,187 shares, respectively)        3,319,119     4,015,847
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 18,431 shares, respectively)             --       332,457
  Cost of shares repurchased (32,118 and
    15,485 shares, respectively)              (710,098)     (287,819)
                                          ------------  ------------
Total                                        2,609,021     4,060,485
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (1,561,685)  603,414,859
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (41,565,736)  589,993,613
NET ASSETS
  Beginning of period                      783,244,498   193,250,885
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(4,195,557) AND $0, RESPECTIVELY]    $741,678,762  $783,244,498
                                          ============  ============

18                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                --------------------------------------------------------------------------------
                                                SIX MONTHS                                                              FROM
                                                   ENDED                     YEAR ENDED APRIL 30                      INCEPTION
                                                 10/31/00       ---------------------------------------------        10/16/95 TO
                                                (UNAUDITED)         2000         1999        1998        1997          4/30/96
Net asset value, beginning of period             $  22.62       $  18.22     $  13.70     $ 12.03     $ 12.37          $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(5)                   (0.10)         (0.16)       (0.11)      (0.04)       0.06             0.00(1)
  Net realized and unrealized gain
    (loss)                                          (1.03)          8.69         6.03        4.03       (0.38)            2.39
                                                 --------       --------     --------     -------     -------          -------
      TOTAL FROM INVESTMENT OPERATIONS              (1.13)          8.53         5.92        3.99       (0.32)            2.39
                                                 --------       --------     --------     -------     -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                 --             --           --          --       (0.01)              --
  Dividends from net realized gains                    --          (4.13)       (1.40)      (2.29)         --               --
  In excess of net investment income                   --             --           --       (0.03)         --               --
  In excess of net realized gains                      --             --           --          --       (0.01)              --
  Tax return of capital                                --             --           --          --          --            (0.02)
                                                 --------       --------     --------     -------     -------          -------
      TOTAL DISTRIBUTIONS                              --          (4.13)       (1.40)      (2.32)      (0.02)           (0.02)
                                                 --------       --------     --------     -------     -------          -------
Change in net asset value                           (1.13)          4.40         4.52        1.67       (0.34)            2.37
                                                 --------       --------     --------     -------     -------          -------
NET ASSET VALUE, END OF PERIOD                   $  21.49       $  22.62     $  18.22     $ 13.70     $ 12.03          $ 12.37
                                                 ========       ========     ========     =======     =======          =======
Total return(2)                                     (5.00)%(4)    53.26%       44.91%      36.22%      (2.57)%           23.89%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $582,350       $620,919     $107,871     $89,884     $77,827          $33,393

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.26%(3)      1.29%(6)     1.38%(6)    1.33%       1.40%             1.40%(3)
  Net investment income (loss)                      (0.90)%(3)    (0.77)%      (0.72)%     (0.26)%      0.49%            (0.09)%(3)
Portfolio turnover                                     56%(4)       157%         205%        618%        532%              175%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5)  Computed using average shares outstanding.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      19

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                                -------------------------------------------------------------------------------
                                                SIX MONTHS                                                             FROM
                                                   ENDED                    YEAR ENDED APRIL 30                      INCEPTION
                                                 10/31/00       --------------------------------------------        10/16/95 TO
                                                (UNAUDITED)         2000        1999        1998        1997          4/30/96
Net asset value, beginning of period              $ 21.70       $  17.75     $ 13.46     $ 11.91     $ 12.33          $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(5)                   (0.18)         (0.28)      (0.22)      (0.14)      (0.03)           (0.06)(1)
  Net realized and unrealized gain
    (loss)                                          (0.98)          8.36        5.91        3.98       (0.38)            2.40
                                                  -------       --------     -------     -------     -------          -------
      TOTAL FROM INVESTMENT OPERATIONS              (1.16)          8.08        5.69        3.84(5)    (0.41)            2.34
                                                  -------       --------     -------     -------     -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                 --             --          --          --          --               --
  Dividends from net realized gains                    --          (4.13)      (1.40)      (2.29)         --               --
  In excess of net investment income                   --             --          --          --          --               --
  In excess of net realized gains                      --             --          --          --       (0.01)              --
  Tax return of capital                                --             --          --          --          --            (0.01)
                                                  -------       --------     -------     -------     -------          -------
      TOTAL DISTRIBUTIONS                              --          (4.13)      (1.40)      (2.29)      (0.01)           (0.01)
                                                  -------       --------     -------     -------     -------          -------
Change in net asset value                           (1.16)          3.95        4.29        1.55       (0.42)            2.33
                                                  -------       --------     -------     -------     -------          -------
NET ASSET VALUE, END OF PERIOD                    $ 20.54       $  21.70     $ 17.75     $ 13.46     $ 11.91          $ 12.33
                                                  =======       ========     =======     =======     =======          =======
Total return(2)                                     (5.35)%(4)    52.03%      43.98%      35.18%      (3.31)%           23.41%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $151,972       $157,169     $84,698     $66,107     $49,843          $11,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.01%(3)      2.04%(6)    2.13%(6)    2.08%       2.15%             2.16%(3)
  Net investment income (loss)                      (1.65)%(3)    (1.47)%     (1.48)%     (1.02)%     (0.23)%           (1.06)%(3)
Portfolio turnover                                     56%(4)       157%        205%        618%        532%              175%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5)  Computed using average shares outstanding.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

20                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS C
                                                -----------------------------------------------------
                                                SIX MONTHS                                    FROM
                                                   ENDED        YEAR ENDED APRIL 30        INCEPTION
                                                 10/31/00       -------------------        11/3/97 TO
                                                (UNAUDITED)        2000        1999         4/30/98
Net asset value, beginning of period              $21.71        $17.75      $13.47           $14.93
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                  (0.18)        (0.29)      (0.22)           (0.05)
  Net realized and unrealized gain
    (loss)                                         (0.98)         8.38        5.90             0.88
                                                  ------        ------      ------           ------
      TOTAL FROM INVESTMENT OPERATIONS             (1.16)         8.09        5.68             0.83
                                                  ------        ------      ------           ------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   --         (4.13)      (1.40)           (2.29)
                                                  ------        ------      ------           ------
      TOTAL DISTRIBUTIONS                             --         (4.13)      (1.40)           (2.29)
                                                  ------        ------      ------           ------
Change in net asset value                          (1.16)         3.96        4.28            (1.46)
                                                  ------        ------      ------           ------
NET ASSET VALUE, END OF PERIOD                    $20.55        $21.71      $17.75           $13.47
                                                  ======        ======      ======           ======
Total return(1)                                    (5.34)%(3)    52.09%      43.87%            7.92%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $7,356        $5,156        $682             $267

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.01%(2)      2.04%(5)    2.13%(5)         2.08%(2)
  Net investment income (loss)                     (1.65)%(2)    (1.53)%     (1.47)%          (0.87)%(2)
Portfolio turnover                                    56%(3)       157%        205%             618%(3)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      21

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Effective August 17, 2000 Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, (prior to that date, the Trust was organized as a Massachusetts business trust) and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund has distinct investment objectives. The Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Growth Fund (formerly Equity Opportunities) seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks. The Strategic Theme Fund seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

  Each Fund offers both Class A and Class B shares. The Growth Fund also offers Class C and Class X shares. The Strategic Theme Fund also offers Class C shares. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75% Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

G. OPTIONS:

  The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Trust may purchase options which are included in the Trust's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                      1st $1      $1-2       $2+
Fund                                 Billion    Billion    Billion
----                                 --------   --------   --------
Small Cap Fund.....................   0.75%      0.70%      0.65%
Growth Fund........................   0.70%      0.65%      0.60%
Strategic Theme Fund...............   0.75%      0.70%      0.65%

  Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Growth Fund and Strategic Theme Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Growth Fund and 0.375% to 0.10% of the average daily net assets of the Strategic Theme Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect majority-owned subsidiary of PHL.

  Roger Engemann & Associates, Inc. ("REA") serves as subadviser to PIC for the Small Cap Fund. For its services, REA is paid a fee by the Adviser ranging from 0.375% to 0.20% of the average daily net assets of the Small Cap Fund. REA is a wholly owned subsidiary of Pasadena Capital Corporation which in turn is a wholly owned subsidiary of PXP.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $62,229 for Class A shares and deferred sales charges of $167,482 for Class B shares and $4,776 for Class C shares, for the six months ended October 31, 2000. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Trust that of the total amount expensed for the six months ended October 31, 2000, $1,583,013 was earned by the Distributor, $1,312,762 was earned by unaffiliated participants and $179,877 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2000, financial agent fees were $475,314 of which PEPCO received $62,580. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 2000, transfer agent fees were $1,005,839 of which PEPCO retained $405,090 which is net of the fees paid to State Street.

  At October 31, 2000, PHL and its affiliates held shares of the Trust as follows:

                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                           --------   ---------
Growth Fund--Class X.....................       48    $  1,057
Growth Fund--Class A.....................       90       1,924
Growth Fund--Class B.....................   14,364     299,780
Growth Fund--Class C.....................    7,043     146,627

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities (excluding short-term securities and options) for the six months ended October 31, 2000, aggregated the following:

                                    Purchases        Sales
                                   ------------   ------------
Small Cap Fund...................  $121,283,415   $128,337,132
Growth Fund......................   221,334,061    219,803,415
Strategic Theme Fund.............   424,333,936    450,000,061

  There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

  For the fiscal year ended April 30, 2000, the Small Cap Fund had losses of $23,761,798 deferred in the prior year which were utilized in the current year.

5. OTHER

  On March 10, 2000, the Phoenix-Seneca Strategic Theme Fund ("Strategic Theme") acquired all of the net assets of the Phoenix-Seneca Mid Cap Fund ("Mid Cap") pursuant to an Agreement and Plan of Reorganization approved by Mid Cap shareholders on February 25, 2000. The acquisition was accomplished by a tax-free exchange of 19,654,306 Class A shares of Strategic Theme and 1,280,671 Class B shares of Strategic Theme (valued at $510,230,512 and $31,929,692, respectively) for 18,014,460 Class A shares of Mid Cap and 1,214,380 Class B shares of Mid Cap outstanding on March 10, 2000. Mid Cap's net assets at that date of $542,160,204, including $217,805,454 of unrealized appreciation or depreciation were combined with those of Strategic Theme. The aggregate net assets of Strategic Theme immediately after the merger were $902,270,416.

  On May 12, 2000, the Phoenix Equity Opportunities Fund ("Equity Opportunities") acquired the assets and liabilities of the Phoenix-Seneca Growth Fund ("Growth") in a tax-free reorganization in exchange for shares of Equity Opportunities pursuant to a plan of reorganization approved by the Growth Fund's shareholders on April 28, 2000. The number and value of shares issued by Equity Opportunity were in amounts equal to the number and value of shares held by Growth Fund shareholders as of the reorganization date. The number and value of shares issued in connection with the reorganization are presented in the Statement of Changes in Net Assets. Net assets of Equity Opportunities and Growth Fund as of the reorganization date were $231,161,159 and $104,692,400, including net unrealized appreciation of $45,778,932 and $18,227,318, respectively. Total net assets after the reorganization were $335,853,559.

  For financial reporting purposes the historical results of Growth Fund will survive. Concurrent with the reorganization Equity Opportunities was renamed to Seneca Growth Fund.

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (UNAUDITED)

Special meetings of Shareholders of Phoenix Strategic Equity Series Fund were held on May 16, 2000 and August 17, 2000, respectively, to approve the following matters:

    1. Approve a new Rule 12b-1 Distribution Plan for Class B Shares.

    2. Approve a new Rule 12b-1 Distribution Plan for Class C Shares.

    3. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the Trust into a Delaware business trust.

On the record date of May 16, 2000, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

CLASS OF SHARES                           SHARES OUTSTANDING   PERCENTAGE PRESENT BY PROXY
---------------                           -------------------  ----------------------------
Phoenix-Engemann Small Cap Fund Class B           4,981,722                     50.69%
Phoenix-Seneca Growth Fund Class B                  370,892                     57.52%
Phoenix-Seneca Strategic Theme Fund
  Class B                                         7,197,447                     50.68%
Phoenix-Seneca Strategic Theme Fund
  Class C                                           186,735                     50.45%

On the record date of August 17, 2000, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

CLASS OF SHARES                           SHARES OUTSTANDING   PERCENTAGE PRESENT BY PROXY
---------------                           -------------------  ----------------------------
Phoenix-Engemann Small Cap Fund                  11,170,171                     53.78%
Phoenix-Seneca Growth Fund                       16,632,793                     61.68%
Phoenix-Seneca Strategic Theme Fund              34,786,333                     54.59%

NUMBER OF VOTES

                                                FOR          AGAINST        ABSTAIN
                                          ---------------  ------------  --------------
1. Approve a new Rule 12b-1 Distribution
  Plan for Class B Shares
        Phoenix-Engemann Small Cap Fund
           Class B                              2,281,004        93,113         151,305
        Phoenix-Seneca Growth Fund
           Class B                                180,356         6,902          26,083
        Phoenix-Seneca Strategic Theme
           Fund Class B                         3,216,092       125,199         306,258
2. Approve a new Rule 12b-1 Distribution
  Plan for Class C Shares
        Phoenix-Seneca Strategic Theme
           Fund Class C                            85,415         3,166           4,627
3. Approve Amendment and Plan of
  Reorganization
        Phoenix-Engemann Small Cap Fund         5,604,686       112,255         290,482
        Phoenix-Seneca Growth Fund              9,137,072       322,670         799,225
        Phoenix-Seneca Strategic Theme
           Fund                                17,459,121       428,714       1,102,931

PHOENIX STRATEGIC EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
Gail P. Seneca, Senior Vice President
Malcolm Axon, Vice President
Robert S. Driessen, Vice President
Ron K. Jacks, Vice President
Richard D. Little, Vice President
James E. Mair, Vice President
John S. Tilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926
www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford CT 06115-0480

[LOGO]

For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.

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